Note 4 - Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended September 30,
	2020	2019

Research and development expenses	$26,251	$–
General and administrative expenses	180,571	294,600
Total	$206,822	$294,600
	Nine Months Ended September 30,
	2020	2019

Research and development expenses	$26,251	$200,337
General and administrative expenses	497,710	561,007
Total	$523,961	$761,344

	Year Ended December 31,
	2019	2018

Research and development costs	$200,337	$133,334
General and administrative expenses	680,452	500,748
Total	$880,789	$634,082

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2020	271,660	$61.83	7.8	$–
Granted	1,686,466	$0.62
Exercised	–	$–		$–
Forfeited	(157,204)	$15.53
Outstanding at September 30, 2020	1,800,922	$8.55	9.3	$–

Exercisable at September 30, 2020	710,884	$20.63	8.9	$–

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2019	81,674	$215.60	5.1	$-
Granted	228,183	$7.78		$-
Exercised	-	-
Forfeited/Expired	(38,197)	$67.90
Outstanding at December 31, 2019	271,660	$61.83	7.8	$-

Exercisable at December 31, 2019	207,813	$78.30	7.4	$-

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
Range of Exercise Prices			Number of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
	$0.62		1,686,466	$0.62	9.5	$–
$5.90	-	$6.00	45,378	$5.99	8.8	–
$7.20	-	$8.80	6,380	$8.69	8.4	–
$22.20	-	$80.60	24,488	$31.15	4.8	–
$107.40	-	$1,102.40	38,210	$347.18	2.0	–
			1,800,922	$8.55	9.3	$–

Range of Exercise Prices			Number of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
$5.90	-	$6.00	55,484	$5.99	9.5	$-
$7.20	-	$8.80	146,972	$8.51	9.0	-
$22.20	-	$99.20	28,501	$31.63	5.7	-
$107.40	-	$1,102.41	40,703	$351.63	2.8	-
			271,660	$61.83	7.8	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Nine Months Ended September 30,
	2020			2019
Annual dividend		-			-
Expected life (in years)	4.0	-	5.2	4.8	-	5.5
Risk free interest rate	0.2%	-	0.3%	1.8%	-	2.5%
Expected volatility	110%	-	111%	97%	-	115%

	Year Ended December 31,
	2019			2018

Annual dividend		-			-
Expected life (in years)	4.8	-	5.5	2.5	-	5.3
Risk free interest rate	1.8%	-	2.5%	2.5%	-	2.8%
Expected volatility	97%	-	115%	97%	-	113%

Schedule of Share-based Compensation, Warrant Activity [Table Text Block]
Range of Exercise Prices			Number of Warrants Outstanding	Range of Expiration Dates
$0.90	-	$1.25	3,233,407	May 2021	-	May 2025
$1.70	-	$3.38	1,493,999	December 2020	-	January 2025
$6.00	-	$782.60	199,337	October 2020	-	April 2024
			4,926,743

Range of Exercise Prices			Number of Warrants Outstanding	Range of Expiration Dates
$2.19	-	$2.70	6,538,035	December 2020	-	August 2024
$3.38	-	$17.50	406,223	October 2023	-	July 2024
$22.20	-	$782.60	24,650	March 2020	-	July 2023
			6,968,908

Restricted Stock [Member]
Notes Tables
Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Shares of Restricted Stock	Weighted-Average Grant Date Fair Value

Outstanding at January 1, 2019	1,127	$22.20
Granted	15,689	$5.95
Vested	(8,835)	$8.03
Forfeited	-	$-
Outstanding at December 31, 2019	7,981	$5.95

Restricted Stock Units (RSUs) [Member]
Notes Tables
Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Number of RSU's	Weighted-Average Grant Date Fair Value

Outstanding at January 1, 2019	2,816	$64.80
Granted	4,904	$5.90
Exercised and converted to common shares	(1,127)	$22.20
Forfeited	(1,126)	$22.20
Outstanding at December 31, 2019	5,467	$29.62

Exercisable at December 31, 2019	2,925	$50.23